united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/17

Item 1. Reports to Stockholders.

Tactical Asset Allocation Fund

Class A Shares – GVTAX
Class I Shares – GVTIX

Semi-Annual Report
March 31, 2017

1-877-940-3435

www.globalviewfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Tactical Asset Allocation Fund

Portfolio Review (Unaudited)

March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, compared to its benchmark:

				Annualized
				Since Inception
	Six Months	One Year	Three Year	October 1, 2013
Tactical Asset Allocation Fund - Class A	2.22%	9.13%	(0.17)%	1.58%
Tactical Asset Allocation Fund - Class A with load **	(3.68)%	2.87%	(2.13)%	(0.13)%
Tactical Asset Allocation Fund - Class I	2.52%	9.55%	0.12%	1.90%
Dow Jones Moderate Portfolio Index ***	3.77%	9.79%	4.72%	5.70%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods less than one year are not annualized. The Fund’s total annual operating expense per the February 1, 2017 prospectus is 2.42% and 2.17% for Class A and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75%. For performance information current to the most recent month-end, please call 1-877-940-3435.

**	Class A with load total retrun is calculated using the maximum sales charge of 5.75%.

***	The Dow Jones Moderate Portfolio Index measures global stocks, bonds and cash which in turn are represented by multiple subindexes. You cannot invest directly in an index.

Top Ten Holdings by Industry	% of Net Assets
Equity Funds	67.9%
Debt Funds	12.5%
Money Market Fund	3.0%
Asset Allocation Funds	2.1%
Other Assets less Liabilities	14.5%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Tactical Asset Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 82.5%
	ASSET ALLOCATION FUND - 2.1%
2,916	PowerShares DB US Dollar Index Bullish Fund *	$75,670
5,618	SPDR Bloomberg Barclays Convertible Securities	270,226
		345,896
	DEBT FUNDS - 12.5%
6,975	First Trust Exchange-Traded Fund IV First Trust	340,798
11,077	Guggenheim Enhanced Short Duration ETF	556,730
1,655	iShares Floating Rate Bond ETF	84,190
2,130	iShares JP Morgan USD Emerging Markets Bond ETF	242,181
1,426	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded	75,335
13,711	ProShares Short 20+ Year Treasury	321,660
2,205	SPDR Bloomberg Barclays High Yield Bond ETF	81,431
10,324	VanEck Vectors High-Yield Municipal Index ETF	315,605
		2,017,930
	EQUITY FUNDS - 67.9%
11,000	iShares MSCI Pacific ex Japan ETF	491,590
3,561	iShares S&P 500 Growth ETF	468,343
4,381	iShares S&P 500 Value ETF	455,799
3,399	iShares S&P Mid-Cap 400 Value ETF	504,581
28,872	Oppenheimer Small Cap Revenue ETF	1,917,389
8,395	Oppenheimer Ultra Dividend Revenue ETF	291,112
9,200	Proshares S&P Midcap 400 Dividend Aristocrats ETF	475,548
4,581	SPDR S&P 500 ETF Trust	1,079,925
29,197	SPDR S&P 500 High Dividend ETF	1,029,486
12,280	VanEck Vectors Morningstar Wide Moat ETF	460,868
6,944	WisdomTree Europe Hedged Equity Fund	436,153
16,592	WisdomTree Global Hedged SmallCap Dividend Fund	402,190
13,474	Wisdomtree Global SmallCap Dividend Fund	409,071
11,440	WisdomTree Japan Hedged Equity Fund	579,093
20,188	WisdomTree MidCap Dividend Fund	1,968,936
		10,970,084

	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,523,631)	13,333,910

	SHORT-TERM INVESTMENTS - 3.0%
	MONEY MARKET FUND - 3.0%
487,675	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.23% (a) (Cost - $487,675)	487,675

	TOTAL INVESTMENTS - 85.5% (Cost - $13,011,306) (b)	$13,821,585
	OTHER ASSETS LESS LIABILITIES - 14.5%	2,347,555
	NET ASSETS - 100.0%	$16,169,140

ETF - Exchange Traded Fund

*	Non-Income producing investment.

(a)	Variable rate security; the rate shown represents the rate at March 31, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes $13,086,365 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$828,473
Unrealized Depreciation:	(93,253)
Net Unrealized Appreciation:	$735,220

The accompanying notes are an integral part of these financial statements.

Tactical Asset Allocation Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2017

ASSETS
Investment securities:
At cost	$13,011,306
At value	$13,821,585
Receivable for securities sold	2,370,449
Dividends and interest receivable	5,257
Receivable for Fund shares sold	27
Prepaid expenses and other assets	6,541
TOTAL ASSETS	16,203,859

LIABILITIES
Payable to Related Parties	11,211
Distribution (12b-1) fees payable	3,397
Payable for Fund shares repurchased	1,042
Investment advisory fees payable	994
Accrued expenses and other liabilities	18,075
TOTAL LIABILITIES	34,719
NET ASSETS	$16,169,140

Composition of Net Assets:
Paid in capital	$17,072,796
Accumulated net investment loss	(19,566)
Accumulated net realized loss from investments	(1,694,369)
Net unrealized appreciation of investments	810,279
NET ASSETS	$16,169,140

Net Asset Value Per Share:
Class A Shares:
Net Assets	$15,543,183
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,604,902
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.68
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$10.28

Class I Shares:
Net Assets	$625,957
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	64,225
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.75

(a)	The Fund imposes a 1.00% redemption fee for any redemptions of Fund shares occurring within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

Tactical Asset Allocation Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended March 31, 2017

INVESTMENT INCOME
Dividends	$171,854
Interest	3,712
TOTAL INVESTMENT INCOME	175,566

EXPENSES
Advisory fees	102,012
Transfer agent fees	23,600
Administrative services fees	23,484
Distribution (12b-1) fees:
Class A	21,359
Accounting services fees	16,800
Professional fees	16,131
Registration fees	11,380
Trustees fees and expenses	5,342
Printing and postage expenses	1,540
Insurance expense	541
Non 12b-1 shareholder servicing fees	499
Other expenses	10,536
TOTAL EXPENSES	233,224
Less: Fees waived by the Advisor	(87,848)
NET EXPENSES	145,376

NET INVESTMENT INCOME	30,190

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investments	50,452
Net change in unrealized appreciation on investments	295,159
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	345,611

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$375,801

The accompanying notes are an integral part of these financial statements.

Tactical Asset Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2017	September 30, 2016
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$30,190	$39,765
Net realized gain (loss) on investments	50,452	(1,608,082)
Capital gain distribution from regulated investment companies	—	67,813
Net change in unrealized appreciation on investments	295,159	904,013
Net Increase (decrease) in net assets resulting from operations	375,801	(596,491)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	—	(1,768,163)
Class I	—	(113,518)
Total distributions to shareholders	—	(1,881,681)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10,632,199	3,404,108
Class I	63,276	1,944,982
Net asset value of shares issued in reinvestment of distributions:
Class A	—	1,767,634
Class I	—	112,629
Redemption fee proceeds:
Class A	85	2,293
Class I	3	106
Payments for shares redeemed:
Class A	(14,727,299)	(26,025,640)
Class I	(165,279)	(2,737,230)
Net decrease from shares of beneficial interest transactions	(4,197,015)	(21,531,118)

NET DECREASE IN NET ASSETS	(3,821,214)	(24,009,290)

NET ASSETS
Beginning of Period	19,990,354	43,999,644
End of Period *	$16,169,140	$19,990,354
*Includes accumulated net investment loss of:	$(19,566)	$(49,756)

SHARE ACTIVITY
Class A:
Shares Sold	1,103,328	361,506
Shares Reinvested	—	194,460
Shares Redeemed	(1,533,845)	(2,840,726)
Net decrease in shares of beneficial interest outstanding	(430,517)	(2,284,760)

Class I:
Shares Sold	6,568	205,942
Shares Reinvested	—	12,363
Shares Redeemed	(17,285)	(299,275)
Net decrease in shares of beneficial interest outstanding	(10,717)	(80,970)

The accompanying notes are an integral part of these financial statements.

Tactical Asset Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class A
	Six Months Ended		Year Ended September 30,
	March 31, 2017		2016	2015	2014 (1)
	(Unaudited)
Net asset value, beginning of year/period	$9.47		$9.83	$10.58	$10.00
Income from investment operations:
Net investment income (2)	0.02		0.01	0.01	0.05
Net realized and unrealized gain (loss) on investments	0.19		0.07 (3)	(0.41)	0.61
Total from investment operations	0.21		0.08	(0.40)	0.66
Less distributions from:
Net investment income	—		—	(0.05)	(0.05)
Net realized gains	—		(0.44)	(0.30)	(0.03)
Total distributions	—		(0.44)	(0.35)	(0.08)
Redemption fee proceeds (2,4)	0.00		0.00	0.00	0.00
Net asset value, end of year/period	$9.68		$9.47	$9.83	$10.58
Total return (5)	2.22	% (6)	1.04%	(4.02)%	6.55%
Net assets, at end of year/period (000s)	$15,543		$19,277	$42,464	$67,241
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (7,8)	2.64	% (9)	2.06%	1.85%	1.77%
Ratio of net expenses to average net assets (8)	1.65	% (9)	1.65%	1.65%	1.65%
Ratio of net investment income to average net assets (10)	0.33	% (9)	0.11%	0.06%	0.43%
Portfolio Turnover Rate	295	% (6)	508%	284%	397%

(1)	The Fund commenced operations on October 1, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Represents less than $0.01 per share.

(5)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Does not include the expenses of underlying investment companies in which the Fund invests.

(9)	Annualized for periods less than one full year.

(10)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Tactical Asset Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended September 30,
	March 31, 2017		2016	2015	2014 (1)
	(Unaudited)
Net asset value, beginning of year/period	$9.51		$9.85	$10.59	$10.00
Income from investment operations:
Net investment income (2)	0.03		0.04	0.01	0.14
Net realized and unrealized gain (loss) on investments	0.21		0.06 (3)	(0.39)	0.56
Total from investment operations	0.24		0.10	(0.38)	0.70
Less distributions from:
Net investment income	—		—	(0.06)	(0.08)
Net realized gains	—		(0.44)	(0.30)	(0.03)
Total distributions	—		(0.44)	(0.36)	(0.11)
Redemption fee proceeds (2,4)	0.00		0.00	0.00	0.00
Net asset value, end of year/period	$9.75		$9.51	$9.85	$10.59
Total return (5)	2.52	% (6)	1.25%	(3.79)%	6.92%
Net assets, at end of year/period (000s)	$626		$713	$1,536	$635
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (7,8)	2.31	% (9)	1.81%	1.60%	1.52%
Ratio of net expenses to average net assets (8)	1.40	% (9)	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (10)	0.53	% (9)	0.43%	0.11%	1.27%
Portfolio Turnover Rate	295	% (6)	508%	284%	397%

(1)	The Fund commenced operations on October 1, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Represents less than $0.01 per share.

(5)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Does not include the expenses of underlying investment companies in which the Fund invests.

(9)	Annualized for periods less than one full year.

(10)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Tactical Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2017

1.	ORGANIZATION

The Tactical Asset Allocation Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on October 1, 2013. The Fund seeks to achieve long-term capital appreciation with lower volatility than the broad U.S. equity markets over full market cycles.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask price. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist from a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv)

Tactical Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Tactical Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

 March 31, 2017

Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$13,333,910	$—	$—	$13,333,910
Short-Term Investments	487,675	—	—	487,675
Total Investments	$13,821,585	$—	$—	$13,821,585

*	Refer to the Portfolio of Investments for classification.

The Fund did not hold any Level 2 or Level 3 securities during the six months ended March 31, 2017.

There were no transfers into or out of any Level during the current period. It is the Fund’s policy to recognize transfers into or out of any level at the end of the reporting period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years 2014, 2015 and 2016 or expected to be taken in the Fund’s 2017 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Tactical Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

Cash – The Fund considers its investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains a cash balance, which, at times, may exceed federally insured limits. The Fund maintains its balance with a high quality financial institution.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $47,942,617 and $53,651,507, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Global View Capital Management, Ltd. serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 1.15%. Pursuant to the advisory agreement, the Fund accrued $102,012 in advisory fees for the six months ended March 31, 2017.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (“Waiver Agreement”), until at least January 31, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)), will not exceed 1.65% and 1.40% of the daily average net assets attributable to each of the Class A and Class I shares, respectively. The Advisor may seek reimbursement for expenses waived or paid by it during the prior three fiscal years; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2017, the Advisor waived fees in the amount of $87,848. Cumulative expenses subject to the aforementioned conditions will expire September 30 of the following years:

2017	$94,393
2018	$117,157
2019	$127,291
2020	$87,848

The Board, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of the Class A shares for such distribution and shareholder service activities. For the six months ended March 31, 2017, pursuant to the Plan, Class A shares incurred $21,359.

The Distributor acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class A and Class I shares. During the six months ended March 31, 2017, the Distributor received $852 in underwriting commissions for sales of Class A shares, none of which was retained by the principal underwriter or other affiliated broker dealer.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Tactical Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2016 and September 30, 2015 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2016	September 30, 2015
Ordinary Income	$—	$1,914,679
Long-Term Capital Gain	1,881,681	149,042.00
	$1,881,681	$2,063,721

As of September 30, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Post October	Capital Loss	Unrealized	Total
Loss and	Carry	Appreciation	Accumulated
Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
$(963,976)	$(755,542)	$440,061	$(1,279,457)

The difference between book basis and tax basis accumulated net investment loss, accumulated net realized gain and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and tax adjustments for partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $49,756.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $914,220.

At September 30, 2016, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$755,542	$—	$755,542

Permanent book and tax differences, primarily attributable to the reclass of Fund distributions, and tax adjustments for partnerships, resulted in reclassifications for the year ended September 30, 2016 as follows:

Paid	Accumulated	Accumulated
In	Net Investment	Net Realized
Capital	Loss	Loss
$(135,117)	$310,495	$(175,378)

Tactical Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

6.	REDEMPTION FEES

The Fund may asses a short term redemption fee of 1.00% of the total redemption amount of shareholders sell their share after holding them for less than thirty days. The redemption fee is paid directly to the Fund from which the redemption is made. For the six months ended March 31, 2017, Class A and Class I assessed redemption fees in the amounts of $85 and $3, respectively.

7.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of March 31, 2017, Trust Company of America held 90.0% of Class A shares and TD Ameritrade held 100.0% of the voting shares for Class I.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Tactical Asset Allocation Fund

EXPENSE EXAMPLES (Unaudited)

March 31, 2017

As a shareholder of the Tactical Asset Allocation Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tactical Asset Allocation Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning October 1, 2016 and ending March 31, 2017.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Tactical Asset Allocation Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense Ratio	Account Value	Value	Period *
Expenses		10/1/16	3/31/2017	10/1/16 – 3/31/17
Class A	1.65%	$1,000.00	$1,022.20	$8.32
Class I	1.40%	$1,000.00	$1,025.20	$7.07
Table 2
	Annualized	Beginning	Ending Account	Expenses Paid During
Hypothetical	Expense Ratio	Account Value	Value	Period *
(5% return before expenses)		10/1/16	3/31/2017	10/1/16 – 3/31/17
Class A	1.65%	$1,000.00	$1,016.70	$8.30
Class I	1.40%	$1,000.00	$1,017.95	$7.04

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Tactical Asset Allocation Fund

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2017

Renewal of Advisory Agreement – Tactical Asset Allocation Fund

In connection with a meeting held on August 18th and 19th, 2016, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Global View Capital Management Ltd.(“GVCM “) and the Trust, with respect to the Tactical Asset Allocation Fund (“Tactical” or the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to Tactical and the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board reviewed the background information of the key investment personnel responsible for providing portfolio management services to Tactical and noted that the investment team had extensive experience in developing tactical strategies and performing quantitative research, as well as significant risk management and compliance expertise. The Trustees considered the firm’s compliance resources. The Trustees recognized GVCM’s strategy utilized technical analysis and research to determine the portfolio allocation and that GVCM attempted to mitigate the Fund’s risks by blending multiple diversified sub-strategies that have low correlation to one another, which can reduce volatility. The Trustees noted that GVCM monitors compliance with the Fund’s investment limitations through a daily review of portfolio position reports and has not had any recent compliance or litigation issues since the last advisory agreement renewal. The Board expressed satisfaction with GVCM’s understanding of the risk metrics of each sub-strategy used by the Fund. The Trustees concluded that GVCM has and should continue to provide a high level of service to the Fund.

Performance. The Board reviewed the performance of the Fund and noted that, for the since-inception and one-year periods, it significantly underperformed the Dow Jones Global Moderate Index, the Tactical Allocation Morningstar category and its peer group average. The Board noted that the Fund suffered from being “whipsawed” by the market’s extreme negative and positive swings that occurred over the previous year. The Board also discussed the fact that GVCM represented that this was the first time since 1999 that such intense market volatility had occurred and caused such a significant negative impact on the strategy’s performance, and that, otherwise, the strategy appeared to be operating as intended, as supported by the Fund’s strong performance year-to-date. The Board agreed that many advisers of tactical strategies had suffered similar fates in the recent volatile market and that it was premature to determine whether the strategy would be successful over a full market cycle. The Board agreed that the adviser should be provided with additional time to demonstrate that this strategy can be successful.

Tactical Asset Allocation Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2017

Fees & Expenses. The Board noted that the advisory fee charged by GVCM to the Fund was higher than the peer group and Tactical Allocation Morningstar category averages, but well within the range of each. The Board also discussed that the Fund’s annual operating expenses were higher than the peer group and Morningstar category averages, and similarly within the range of each group. The Trustees noted the adviser’s fee, after waiver, was 0.95% last fiscal year, which is less than the peer group average of 1.05%, and in line with the category average of 0.83%. In all, as the Fund’s fees and expenses were not out-of-line with its peers, the Trustees agreed that GVCM’s advisory fee was not unreasonable.

Economies of Scale. The Board discussed the size of the Fund and its prospect for growth, concluding that it did not appear GVCM had achieved meaningful economies of scale justifying breakpoints related to its work with the Fund. The Board observed that GVCM stated, in its materials provided to the Board, that if the Fund were to grow to a certain asset level, the firm would be willing to consider the implementation of breakpoints at that time. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Trustees reviewed a profitability analysis provided by GVCM, noting that the firm had realized a modest, but not unreasonable level of profit, both in terms of percentage of revenue and actual dollars, in connection with the operation of Tactical over the prior year. After discussion, the Trustees agreed that this level of profit was not excessive.

Conclusion. Having requested and received such information from GVCMas the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement and as assisted by the advice of independent counsel, the Board concluded that the advisory fee was reasonable and that renewal of the advisory agreement was in the best interests of the Trust and the shareholders of Tactical.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■      Social Security number and income

■      assets, account transfers and transaction history

■      investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us contact information

■     provide account information or give us your income information

■     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-940-3435 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-940-3435.

INVESTMENT ADVISOR
Global View Capital Management, Ltd.
Stone Ridge Business Center III, Suite 350
Waukesha, WI 53188

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, President/Principal Executive Officer

Date 5/31/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, President/Principal Executive Officer

Date 5/31/17

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Treasurer/Principal Financial Officer

Date 5/31/17